Basis of Presentation and Nature of Operations (Details Narrative) (10-K) - USD ($)		1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 29, 2021	Feb. 28, 2021	Jan. 31, 2021	Apr. 07, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss					$ (10,749,099)	$ (2,699,322)	$ (7,902,347)	$ (13,017,432)
Operating income loss from noncash activities					9,143,000		4,623,130
Operating income loss from restructuring, severance, transaction costs and non-recurring items					705,000		1,131,975
Assets, current					11,238,811		5,342,183	4,955,365
Liabilities, current					7,144,413		11,285,663	12,973,319
Working capital					4,094,398		(5,943,480)
Assets					45,473,359		28,028,207	23,609,619
Liabilities					67,428,994		14,505,506	16,155,187
Stockholders' equity					(21,955,635)	$ 11,229,321	13,522,701	7,454,432	$ 15,939,639
Proceeds from issuance of private placement	$ 3,300,000
Cash and cash equivalents					$ 5,525,744		$ 249,356	$ 234,234
Subsequent Event [Member] | Private Placement [Member]
Additional funds				$ 25,300,000
Subsequent Event [Member] | Private Placement One [Member]
Additional funds			$ 12,000,000
Proceeds from issuance of private placement			10,770,000
Subsequent Event [Member] | Private Placement Two [Member]
Additional funds			3,300,000
Proceeds from issuance of private placement			$ 3,255,000
Subsequent Event [Member] | Private Placement Three [Member]
Additional funds		$ 10,000,000
Proceeds from issuance of private placement		$ 8,950,000
Best Party Concepts [Member]
Business acquisition, percentage of voting interests acquired					50.00%		50.00%
Global Clean Solutions, LLC [Member]
Business acquisition, percentage of voting interests acquired					50.00%		50.00%